Property and equipment, net	12 Months Ended
Dec. 31, 2017
Property and equipment, net
Property and equipment, net

7. Property and equipment, net

Property and equipment, net consists of the following:

	As of December 31,
	2016	2017
	RMB	RMB
Office furniture and equipment	860	1,187
Computer equipment	3,380	6,930
Servers and network equipment	4,145	17,991
Leasehold improvements	6,069	7,193

Total	14,454	33,301
Accumulated depreciation	(9,863)	(14,335)

Property and equipment, net	4,591	18,966

Depreciation expenses were RMB 3,650, RMB 4,637 and RMB5,769, for the years ended December 31, 2015, 2016 and 2017, respectively.